Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options	9 Months Ended	12 Months Ended			99 Months Ended
	Sep. 30, 2014	Dec. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options [Line Items]
Dividend yield	0.00%	0.00%
Nonemployee Stock Option [Member] | Minimum [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options [Line Items]
Contractual term (in years)			3 years	4 years	3 years
Expected volatility					60.00%
Risk-free interest rate			0.78%	0.72%	0.56%
Nonemployee Stock Option [Member] | Maximum [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options [Line Items]
Contractual term (in years)			10 years	10 years	10 years
Expected volatility					79.00%
Risk-free interest rate			3.04%	1.78%	4.70%
Nonemployee Stock Option [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options [Line Items]
Expected volatility			67.00%	68.00%
Dividend yield			0.00%	0.00%	0.00%